Investments (Details Narrative) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Mar. 31, 2020 CNY (¥)
Interest income	$ 17	¥ 118	¥ 1,370	¥ 3,174
Investment income, nonoperating		1,000	2,300	9,000
Related party transaction, investment				8,000	¥ 20,000
Unrealized gain (loss) on investments				¥ 15,300	16,700
Percentage of equity interest acquired by third party investor				60.00%
Gain on disposal of subsidiary				¥ 23,100
Income (Loss) from Equity Method Investments			(1,416)	(3,195)
Equity Method Investments [Member]
Income (Loss) from Equity Method Investments			1,400	¥ 3,200
Subsidiary [Member]
Equity method investment ownership percentage				40.00%
Limited Partner [Member]
Unrealized gain (loss) on investments			50,500	¥ 1,200
Equity method investments					¥ 27,600	¥ 106,000
Equity method investments, fair value disclosure
Bank Time Deposits [Member]
Interest income		¥ 1,700	¥ 1,300	¥ 3,100